Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 25, 2023
Entity Registrant Name	Calamos ETF Trust
Entity Central Index Key	0001579881
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 28, 2023
Document Effective Date	Oct. 02, 2023
Prospectus Date	Oct. 02, 2023
Calamos Convertible Equity Alternative ETF | Calamos Convertible Equity Alternative ETF
Prospectus:
Trading Symbol	CVRT